ELEVATION SERIES TRUST

(the “Trust”)

Supplement dated July 21, 2025 to the
Combined Proxy Statement and Prospectus dated June 25, 2025

For the Special Meeting to be Held on August 7, 2025

On June 27, 2025, the Trust filed a combined proxy statement and prospectus with the Securities and Exchange Commission (the “Combined Proxy Statement and Prospectus”) relating to the Special Meeting of Shareholders of the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund, each a series of Financial Investors Trust (each, a “Acquired Fund”) to be held on August 7, 2025, at the principal executive offices of Financial Investors Trust, located at 1290 Broadway, Suite 1000, Denver, CO 80203, at 10:00 a.m., Mountain Time (the “Special Meeting”). Capitalized terms used in this supplement to the Combined Proxy Statement and Prospectus (this “Supplement”) without definition have the same meanings as set forth in the Combined Proxy Statement and Prospectus.

This Supplement should be read in conjunction with the Combined Proxy Statement and Prospectus. Except as specifically amended or supplemented by the information contained herein, this Supplement does not otherwise modify, amend or supplement the Combined Proxy Statement and Prospectus, and the information contained in the Combined Proxy Statement and Prospectus should be considered in voting your shares. From and after the date of this Supplement, any references to the “Combined Proxy Statement and Prospectus” are to the Combined Proxy Statement and Prospectus as supplemented hereby.

If you have already returned your proxy card or provided voting instructions, you do not need to take any action unless you wish to change your vote.

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The following text replaces, in its entirety, the penultimate sentence in the second paragraph of the “RECORD DATE, VOTING RIGHTS, AND VOTES REQUIRED” section on page 41 of the Combined Proxy Statement and Prospectus:

Approval of the Plan by an Acquired Fund will require the affirmative vote of the lesser of: (a) 67% of such Acquired Fund’s shares present at the Special Meeting, if the holders of more than 50% of such Acquired Fund’s outstanding shares are present in person or represented by proxy; or (b) more than 50% of such Acquired Fund’s outstanding shares.